Label	Element	Value
Matrix Advisors Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Matrix Advisors Value Fund, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Matrix Advisors Value Fund (the “Fund”) seeks to achieve a total rate of return which is comprised of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The expenses below reflect the Expense Cap for the first year only.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in both dividend and non-dividend paying common stocks of U.S. companies that the Advisor believes are financially strong and meet specific valuation criteria using the principles of value investing based on Classic Valuation Analysis. Using valuation models, statistics such as earnings growth, dividend growth, return on equity and book value are analyzed versus their historical, current and projected levels to determine a company’s “Intrinsic Value.”  The Fund invests primarily in large capitalization companies, which the Advisor defines as companies with minimum market capitalizations of $2 billion at the time of purchase. Stocks will be sold when the Advisor believes they no longer represent value. The Fund may invest in any sector. At times, the Advisor may overweight the Fund’s portfolio in one or more particular sectors, and/or underweight the Fund’s portfolio or not invest in one or more particular sectors.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
There is a risk that you could lose all or a portion of your investment in the Fund. The following are some of the principal risks that can affect the value of your investment:

Management Risk.  The risk that the Advisor may fail to implement the Fund’s investment strategies and meet its investment objective.

Market Risk.  The market price of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it cost when originally purchased or less than it was worth at an earlier time.

Common Stock Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Large Capitalization Company Risk.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative, smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Sector Emphasis Risk.  Investing a substantial portion of the Fund’s assets in related industries or sectors may have greater risks, because companies in these sectors may share common characteristics and may react similarly to market developments. In recent years, the Fund has concentrated its investments in the Financials sector, and as a result, it may be more susceptible to the particular risks that may affect companies in the Financials sector, including government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets.

Value Strategy Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value. The Advisor may not be able to accurately determine the “Intrinsic Value” of a company, resulting in the purchase of an overvalued security or premature sale of an undervalued company. Additionally, the market may use different criteria to determine a company’s value, which could have unexpected effects on a company’s performance and cause losses for the Fund.

Cyber Security Risk. Investment companies, such as the Fund, and their service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its net asset value (“NAV”), cause the release of private shareholder information or confidential company information, impede redemptions, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes. Similar types of cyber security risks are also present for issuers of securities in which the Fund invests.

Risk Lose Money [Text]	rr_RiskLoseMoney	There is a risk that you could lose all or a portion of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund. The bar chart below shows how the Fund’s total returns have varied from year to year. The table below shows how the Fund’s average annual total returns for 1-year, 5-year and 10-year periods compare with that of a broad-based market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at www.matrixadvisorsvaluefund.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.matrixadvisorsvaluefund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The Fund’s year-to-date return as of September 30, 2018 was 5.31%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the Fund’s highest quarterly return was 22.10% for the quarter ended June 30, 2009, and the lowest quarterly return was -26.31% for the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.31%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2017)
Matrix Advisors Value Fund, Inc. | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Less: Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	354
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	626
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,404
Annual Return 2008	rr_AnnualReturn2008	(40.23%)
Annual Return 2009	rr_AnnualReturn2009	37.45%
Annual Return 2010	rr_AnnualReturn2010	12.49%
Annual Return 2011	rr_AnnualReturn2011	(12.80%)
Annual Return 2012	rr_AnnualReturn2012	9.34%
Annual Return 2013	rr_AnnualReturn2013	40.93%
Annual Return 2014	rr_AnnualReturn2014	12.43%
Annual Return 2015	rr_AnnualReturn2015	(8.27%)
Annual Return 2016	rr_AnnualReturn2016	15.15%
Annual Return 2017	rr_AnnualReturn2017	14.03%
Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.03%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.34%
Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc. | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.04%
Matrix Advisors Value Fund, Inc. | Matrix Advisors Value Fund, Inc. | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.24%

[1]	Matrix Asset Advisors, Inc. (the "Advisor"), the Fund's investment adviser, has contractually agreed to reduce its fees and/or pay Fund expenses (excluding acquired fund fees and expenses, leverage interest, taxes, brokerage commissions and extraordinary expenses) in order to limit the Fund's total annual fund operating expenses to 0.99% of the Fund's average net assets (the "Expense Cap"). The Expense Cap will remain in effect until at least October 31, 2019. The agreement may be terminated at any time, and without payment of any penalty, by the Fund's Board of Directors (the "Board of Directors") upon 60 days' written notice to the Advisor. The agreement may not be terminated by the Advisor without the consent of the Board of Directors. The Advisor is permitted, with Board approval, to recoup fees waived and expenses reimbursed in the prior three fiscal years if such recoupment does not cause the Fund to exceed the lesser of (i) the Expense Cap in effect at the time of the waiver or reimbursement and (ii) the Expense Cap in effect at the time of recoupment. Currently, the Advisor has agreed not to seek reimbursement of such fee waivers and/or expense reimbursements.